Exploration and Evaluation Assets and Mining Data (Tables)	6 Months Ended
Jun. 30, 2024
Exploration and Evaluation Assets and Mining Data [Abstract]
Schedule of Exploration and Evaluation Assets and Mining Data
	Mining Data	Exploration and evaluation assets	Total
	$	$	$
Cost
As at January 1, 2023	12,746,135	5,709,171	18,455,306
Additions during the period	-	51,355,297	51,355,297
Carrying amount as at December 31, 2023	12,746,135	57,064,468	69,810,603

Cost
As at January 1, 2024	12,746,135	57,064,468	69,810,603
Additions during the period	-	27,868,064	27,868,064
Carrying amount as at June 30, 2024	12,746,135	84,932,532	97,678,667